Schedule of prepayment deposit and other receivables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Prepaid Expenses And Other Current Assets
Rental deposit	$ 247	$ 1,930	$ 1,852
VAT refundable	105	818	860
Prepayment	17	136	125
Income tax refundable	11	82	73
Other receivables	97	756	769
Prepaid expenses and other current assets	$ 477	$ 3,722	$ 3,679